Asset Impairment (Schedule Of Asset Impairment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Asset Impairment [Abstract]
Flight equipment held for operating leases (Note 6)	$ 78,335	$ 16,322	$ 21,828
Flight equipment held for sale	3,272
Other assets		13
Asset impairment	$ 81,607	$ 16,335	$ 21,828